Vessel Sales	12 Months Ended
Dec. 31, 2011
Vessel Sales Disclosure [Abstract]
Vessel Sales
18.	Vessel Sales

The Company sold two 1995-built Aframax tankers, the Falster Spirit for $17.3 million in April 2010 and the Sotra Spirit for $17.2 million in August 2010, resulting in a total net loss on sale of $1.9 million. Both vessels were trading in the Teekay Aframax Pool prior to the sales.